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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a semi-annual filing for one of its series, Evergreen Strategic Growth Fund, for the six months ended March 31, 2010. This series has September 30 fiscal year end.

Date of reporting period: March 31, 2010

Item 1 - Reports to Stockholders.

Evergreen Strategic Growth Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

May 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen Strategic Growth Fund for the six-month period ended March 31, 2010 (the “period”).

Economic growth was strong throughout the period as the economic recovery appeared to gain momentum. Gross domestic product returned to positive growth in the third quarter of 2009, following four consecutive quarters of contraction for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

Employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.7% in the final months of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Other encouraging news in March included increases in temporary jobs, average hours worked, and manufacturing employment. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.5 million.

Other economic data continued to show additional signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales strengthened significantly during the period, with particular strength in March 2010. Although housing inventory and foreclosure rates remained elevated, home sales and prices began to show signs of improvement in many areas of the country—spurred in part by the government’s $8,000 tax credit for first-time home buyers, which was extended through the end of April 2010.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. It concluded its purchases of longer-term Treasuries in October 2009 and mortgage-backed securities in March 2010.

LETTER TO SHAREHOLDERS continued

The FOMC’s final statement during the period noted that economic activity continued to strengthen, the labor market was stabilizing, business spending had risen significantly, and inflation remained subdued. However, the committee also noted that unemployment remained high and credit continued to be tight, reiterating that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

The strong rally in the equity markets continued during the period. The advance was interrupted only briefly by modest corrections in October 2009 and January 2010 due primarily to concerns about sovereign debt, with particular focus on Greece. The euro weakened significantly against the U.S. dollar as the European Union continued to debate potential support plans for Greece throughout the period.

Despite the macroeconomic concerns, strong corporate earnings reports throughout the period provided support for the equity markets to continue to move higher. Companies in the S&P 500® Index exceeded analysts’ earnings estimates at a pace of nearly 80% in the third quarter of 2009 and more than 70% in the fourth quarter of 2009. Other than brief spikes in market volatility in late October and early January, volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined over the course of the period, ending at its lowest level since early 2008. Among major stock-market indices, the S&P 500® Index gained 10.6% during the period, and the Dow Jones Industrial Average rose 11.8%. The tech-heavy Nasdaq Composite Index advanced 12.9%, as the information technology sector remained one of the strongest-performing sectors.

Over the period, mid cap stocks outpaced both large cap and small cap stocks, which had similar returns, as measured by the Russell indices. The Russell Midcap Index rose 14.6%, while the Russell 1000 Index of large cap stocks advanced 11.7% and the Russell 2000 Index of small cap stocks gained 11.9%. Performance leadership between the growth and value investment styles was mixed according to market capitalization during the period. Among large cap stocks, the growth style significantly outpaced value. Conversely, value modestly outpaced growth among small cap stocks.

During the period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, focusing on bottom-up, fundamental analysis in making individual stock selections consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and Evergreen Omega Fund pursued a small number of companies with the potential to sustain above-average growth for long-term cash flows. The management of Evergreen Strategic Growth Fund sought large cap companies offering superior long-term growth potential. The portfolio managers of Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund aimed to balance each portfolio with exposure both to

LETTER TO SHAREHOLDERS continued

consistent growth companies and to companies offering attractive intrinsic value. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

FUND AT A GLANCE

as of March 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

W. Shannon Reid, CFA; David Chow, CFA; Jay Zelko

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/31/1994

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	11/24/1997	2/27/1998	10/10/2003

Nasdaq symbol	ESGAX	ESGBX	ESGTX	ESGIX	ESGSX	ESGRX

6-month return with sales charge	6.94%	8.02%	12.06%	N/A	N/A	N/A

6-month return w/o sales charge	13.46%	13.02%	13.06%	13.62%	13.47%	13.30%

Average annual return*

1-year with sales charge	35.77%	38.00%	41.98%	N/A	N/A	N/A

1-year w/o sales charge	44.05%	43.00%	42.98%	44.39%	44.07%	43.77%

5-year	3.34%	3.46%	3.80%	4.85%	4.60%	4.33%

10-year	-3.30%	-3.35%	-3.35%	-2.49%	-2.73%	-2.79%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Classes A and IS, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and R would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Strategic Growth Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

All data is as of March 31, 2010, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	10/1/2009	3/31/2010	During Period*

Actual
Class A	$1,000.00	$1,134.64	$5.75
Class B	$1,000.00	$1,130.21	$9.72
Class C	$1,000.00	$1,130.56	$9.72
Class I	$1,000.00	$1,136.17	$4.42
Class IS	$1,000.00	$1,134.74	$5.75
Class R	$1,000.00	$1,132.97	$7.07
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.55	$5.44
Class B	$1,000.00	$1,015.81	$9.20
Class C	$1,000.00	$1,015.81	$9.20
Class I	$1,000.00	$1,020.79	$4.18
Class IS	$1,000.00	$1,019.55	$5.44
Class R	$1,000.00	$1,018.30	$6.69

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.08% for Class A, 1.83% for Class B, 1.83% for Class C, 0.83% for Class I, 1.08% for Class IS and 1.33% for Class R), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2010
CLASS A	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$24.30	$26.61	$34.16	$27.57	$26.70	$23.65

Income from investment operations
Net investment income (loss)	0.02	0.15	0.11 [1]	0.02	(0.02)	0.11
Net realized and unrealized gains or losses on investments	3.24	(0.50)	(6.82)	6.57	0.89	3.06

Total from investment operations	3.26	(0.35)	(6.71)	6.59	0.87	3.17

Distributions to shareholders from
Net investment income	(0.15)	(0.08)	(0.13)	0	0	(0.12)
Net realized gains	0	(1.88)	(0.71)	0	0	0

Total distributions to shareholders	(0.15)	(1.96)	(0.84)	0	0	(0.12)

Net asset value, end of period	$27.41	$24.30	$26.61	$34.16	$27.57	$26.70

Total return[2]	13.46%	1.02%	(20.09)%	23.90%	3.26%	13.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,919	$15,280	$8,883	$7,379	$5,395	$5,259
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.08%[3]	1.07%	1.04%	1.08%	1.07%	1.08%
Expenses excluding waivers/reimbursements and expense reductions	1.08%[3]	1.07%	1.06%	1.10%	1.07%	1.08%
Net investment income (loss)	0.18%[3]	0.59%	0.35%	0.04%	(0.06)%	0.38%
Portfolio turnover rate	63%	182%	139%	97%	97%	173%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2010
CLASS B	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$23.04	$25.44	$32.80	$26.66	$26.00	$23.15

Income from investment operations
Net investment loss	(0.07)[1]	(0.02)[1]	(0.12)[1]	(0.20)[1]	(0.20)[1]	(0.08)
Net realized and unrealized gains or losses on investments	3.07	(0.50)	(6.53)	6.34	0.86	3.00

Total from investment operations	3.00	(0.52)	(6.65)	6.14	0.66	2.92

Distributions to shareholders from
Net investment income	0	0	0	0	0	(0.07)
Net realized gains	0	(1.88)	(0.71)	0	0	0

Total distributions to shareholders	0	(1.88)	(0.71)	0	0	(0.07)

Net asset value, end of period	$26.04	$23.04	$25.44	$32.80	$26.66	$26.00

Total return[2]	13.02%	0.30%	(20.70)%	23.03%	2.54%	12.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,609	$1,578	$2,286	$2,645	$2,682	$2,659
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.83%[3]	1.82%	1.79%	1.79%	1.77%	1.77%
Expenses excluding waivers/reimbursements and expense reductions	1.83%[3]	1.82%	1.79%	1.79%	1.77%	1.77%
Net investment loss	(0.57)%[3]	(0.13)%	(0.39)%	(0.67)%	(0.76)%	(0.32)%
Portfolio turnover rate	63%	182%	139%	97%	97%	173%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2010
CLASS C	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$23.03	$25.43	$32.79	$26.67	$26.00	$23.16

Income from investment operations
Net investment loss	(0.06)	(0.03)[1]	(0.12)[1]	(0.20)[1]	(0.20)[1]	(0.06)[1]
Net realized and unrealized gains or losses on investments	3.06	(0.49)	(6.53)	6.32	0.87	2.97

Total from investment operations	3.00	(0.52)	(6.65)	6.12	0.67	2.91

Distributions to shareholders from
Net investment income	(0.02)	0	0	0	0	(0.07)
Net realized gains	0	(1.88)	(0.71)	0	0	0

Total distributions to shareholders	(0.02)	(1.88)	(0.71)	0	0	(0.07)

Net asset value, end of period	$26.01	$23.03	$25.43	$32.79	$26.67	$26.00

Total return[2]	13.06%	0.25%	(20.70)%	22.98%	2.58%	12.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,625	$5,672	$4,457	$2,845	$1,742	$1,705
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.83%[3]	1.82%	1.79%	1.79%	1.77%	1.77%
Expenses excluding waivers/reimbursements and expense reductions	1.83%[3]	1.82%	1.79%	1.79%	1.77%	1.77%
Net investment loss	(0.57)%[3]	(0.15)%	(0.39)%	(0.68)%	(0.76)%	(0.25)%
Portfolio turnover rate	63%	182%	139%	97%	97%	173%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2010
CLASS I	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$24.54	$26.88	$34.49	$27.83	$26.89	$23.81

Income from investment operations
Net investment income	0.07	0.20	0.22	0.12	0.07	0.18
Net realized and unrealized gains or losses on investments	3.25	(0.52)	(6.91)	6.62	0.89	3.08

Total from investment operations	3.32	(0.32)	(6.69)	6.74	0.96	3.26

Distributions to shareholders from
Net investment income	(0.18)	(0.14)	(0.21)	(0.08)	(0.02)	(0.18)
Net realized gains	0	(1.88)	(0.71)	0	0	0

Total distributions to shareholders	(0.18)	(2.02)	(0.92)	(0.08)	(0.02)	(0.18)

Net asset value, end of period	$27.68	$24.54	$26.88	$34.49	$27.83	$26.89

Total return	13.62%	1.27%	(19.91)%	24.28%	3.56%	13.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$450,285	$442,736	$571,879	$978,930	$1,389,589	$1,653,361
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.83%[1]	0.82%	0.79%	0.79%	0.77%	0.77%
Expenses excluding waivers/reimbursements and expense reductions	0.83%[1]	0.82%	0.79%	0.79%	0.77%	0.77%
Net investment income	0.43%[1]	0.87%	0.60%	0.33%	0.24%	0.69%
Portfolio turnover rate	63%	182%	139%	97%	97%	173%

1	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2010
CLASS IS	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$24.20	$26.48	$33.97	$27.41	$26.53	$23.50

Income from investment operations
Net investment income (loss)	0.02 [1]	0.13 [1]	0.11 [1]	0.02 [1]	0 [1,2]	0.11 [1]
Net realized and unrealized gains or losses on investments	3.23	(0.48)	(6.77)	6.55	0.88	3.04

Total from investment operations	3.25	(0.35)	(6.66)	6.57	0.88	3.15

Distributions to shareholders from
Net investment income	(0.12)	(0.05)	(0.12)	(0.01)	0 [2]	(0.12)
Net realized gains	0	(1.88)	(0.71)	0	0	0

Total distributions to shareholders	(0.12)	(1.93)	(0.83)	(0.01)	0	(0.12)

Net asset value, end of period	$27.33	$24.20	$26.48	$33.97	$27.41	$26.53

Total return	13.47%	1.00%	(20.08)%	24.00%	3.32%	13.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,560	$6,534	$9,446	$15,124	$15,791	$16,920
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.08%[3]	1.07%	1.04%	1.04%	1.02%	1.02%
Expenses excluding waivers/reimbursements and expense reductions	1.08%[3]	1.07%	1.04%	1.04%	1.02%	1.02%
Net investment income (loss)	0.17%[3]	0.63%	0.35%	0.07%	(0.01)%	0.43%
Portfolio turnover rate	63%	182%	139%	97%	97%	173%

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2010
CLASS R	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$24.30	$26.61	$34.13	$27.61	$26.79	$23.77

Income from investment operations
Net investment income (loss)	(0.01)[1]	0.05 [1]	0.03 [1]	(0.06)[1]	(0.07)[1]	0.13
Net realized and unrealized gains or losses on investments	3.23	(0.45)	(6.82)	6.58	0.89	3.00

Total from investment operations	3.22	(0.40)	(6.79)	6.52	0.82	3.13

Distributions to shareholders from
Net investment income	(0.16)	(0.03)	(0.02)	0	0	(0.11)
Net realized gains	0	(1.88)	(0.71)	0	0	0

Total distributions to shareholders	(0.16)	(1.91)	(0.73)	0	0	(0.11)

Net asset value, end of period	$27.36	$24.30	$26.61	$34.13	$27.61	$26.79

Total return	13.30%	0.81%	(20.32)%	23.61%	3.06%	13.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$453	$289	$9	$10	$6	$7
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.33%[2]	1.34%	1.29%	1.31%	1.28%	1.26%
Expenses excluding waivers/reimbursements and expense reductions	1.33%[2]	1.34%	1.29%	1.31%	1.28%	1.26%
Net investment income (loss)	(0.07)%[2]	0.23%	0.10%	(0.20)%	(0.27)%	(0.03)%
Portfolio turnover rate	63%	182%	139%	97%	97%	173%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 98.6%
CONSUMER DISCRETIONARY 14.4%
Automobiles 0.8%
Ford Motor Co. *	297,825	$3,743,660

Hotels, Restaurants & Leisure 1.3%
Cheesecake Factory, Inc. *	105,650	2,858,889
Starwood Hotels & Resorts Worldwide, Inc.	79,025	3,685,726

		6,544,615

Household Durables 0.7%
Tupperware Brands Corp.	69,125	3,333,208

Internet & Catalog Retail 3.4%
Amazon.com, Inc. *	82,725	11,228,264
priceline.com, Inc. *	19,825	5,055,375

		16,283,639

Multiline Retail 4.1%
J.C. Penney Co., Inc.	94,250	3,032,023
Macy’s, Inc.	293,700	6,393,849
Target Corp.	196,875	10,355,625

		19,781,497

Specialty Retail 4.1%
Bed Bath & Beyond, Inc. *	173,850	7,607,676
Limited Brands, Inc.	194,775	4,795,360
RadioShack Corp.	338,225	7,654,032

		20,057,068

CONSUMER STAPLES 6.4%
Food Products 1.6%
Kellogg Co.	151,400	8,089,302

Personal Products 1.2%
Estee Lauder Cos., Class A	88,800	5,760,456

Tobacco 3.6%
Philip Morris International, Inc.	333,797	17,410,852

ENERGY 5.8%
Energy Equipment & Services 1.6%
National Oilwell Varco, Inc.	187,100	7,592,518

Oil, Gas & Consumable Fuels 4.2%
Apache Corp.	62,625	6,356,438
Hess Corp.	107,075	6,697,541
Peabody Energy Corp.	162,475	7,425,107

		20,479,086

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 11.6%
Capital Markets 3.2%
Goldman Sachs Group, Inc.	39,050	$6,663,102
Morgan Stanley	296,150	8,674,233

		15,337,335

Consumer Finance 4.0%
American Express Co.	221,975	9,158,688
Visa, Inc., Class A	113,317	10,315,247

		19,473,935

Diversified Financial Services 2.7%
Bank of America Corp.	212,425	3,791,786
JPMorgan Chase & Co.	212,100	9,491,475

		13,283,261

Insurance 1.7%
MetLife, Inc.	185,450	8,037,403

HEALTH CARE 14.9%
Biotechnology 7.0%
Amgen, Inc. *	240,050	14,345,388
Celgene Corp. *	164,300	10,180,028
Gilead Sciences, Inc. *	209,090	9,509,413

		34,034,829

Health Care Providers & Services 5.9%
AmerisourceBergen Corp.	162,750	4,706,730
Cardinal Health, Inc.	103,900	3,743,517
Express Scripts, Inc. *	97,775	9,949,584
Medco Health Solutions, Inc. *	158,075	10,205,322

		28,605,153

Pharmaceuticals 2.0%
Perrigo Co.	41,775	2,453,028
Teva Pharmaceutical Industries, Ltd., ADR	111,250	7,017,650

		9,470,678

INDUSTRIALS 8.9%
Aerospace & Defense 0.9%
Goodrich Corp.	62,925	4,437,471

Air Freight & Logistics 3.5%
FedEx Corp.	51,700	4,828,780
United Parcel Service, Inc., Class B	190,450	12,266,884

		17,095,664

Industrial Conglomerates 1.6%
3M Co.	88,725	7,414,748

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 2.9%
Eaton Corp.	48,575	$3,680,528
Flowserve Corp.	32,925	3,630,640
Joy Global, Inc.	117,600	6,656,160

		13,967,328

INFORMATION TECHNOLOGY 33.3%
Communications Equipment 4.2%
Cisco Systems, Inc. *	772,900	20,118,587

Computers & Peripherals 8.2%
Apple, Inc. *	116,765	27,431,601
EMC Corp. *	234,975	4,238,949
Hewlett-Packard Co.	151,450	8,049,568

		39,720,118

Internet Software & Services 5.8%
eBay, Inc. *	250,450	6,749,628
Google, Inc., Class A *	37,849	21,460,761

		28,210,389

Semiconductors & Semiconductor Equipment 6.3%
Broadcom Corp., Class A	255,225	8,468,365
Intel Corp.	619,770	13,796,080
Marvell Technology Group, Ltd. *	408,075	8,316,569

		30,581,014

Software 8.8%
Adobe Systems, Inc. *	254,725	9,009,623
Microsoft Corp.	647,225	18,944,276
Oracle Corp.	577,470	14,835,204

		42,789,103

MATERIALS 3.3%
Chemicals 1.6%
Potash Corporation of Saskatchewan, Inc., ADR	65,600	7,829,360

Metals & Mining 1.7%
Freeport-McMoRan Copper & Gold, Inc.	99,875	8,343,558

Total Common Stocks (cost $383,158,846)		477,825,835

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q	375,182	375,182
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø	7,255,498	7,255,498
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.12% q	370,764	370,764

Total Short-Term Investments (cost $8,001,444)		8,001,444

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

Value

Total Investments (cost $391,160,290) 100.3%	$485,827,279
Other Assets and Liabilities (0.3%)	(1,377,072)

Net Assets 100.0%	$484,450,207

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of March 31, 2010:

Information Technology	33.8%
Health Care	15.1%
Consumer Discretionary	14.6%
Financials	11.7%
Industrials	9.0%
Consumer Staples	6.5%
Energy	5.9%
Materials	3.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $383,904,792)	$478,571,781
Investments in affiliated issuers, at value (cost $7,255,498)	7,255,498

Total investments	485,827,279
Segregated cash	302
Receivable for securities sold	7,890,065
Receivable for Fund shares sold	109,423
Dividends receivable	533,050
Prepaid expenses and other assets	55,920

Total assets	494,416,039

Liabilities
Payable for securities purchased	9,497,673
Payable for Fund shares redeemed	371,251
Advisory fee payable	8,282
Distribution Plan expenses payable	408
Due to other related parties	2,491
Accrued expenses and other liabilities	85,727

Total liabilities	9,965,832

Net assets	$484,450,207

Net assets represented by
Paid-in capital	$502,284,004
Undistributed net investment income	893,677
Accumulated net realized losses on investments	(113,394,463)
Net unrealized gains on investments	94,666,989

Total net assets	$484,450,207

Net assets consists of
Class A	$18,918,953
Class B	1,608,661
Class C	6,624,893
Class I	450,284,571
Class IS	6,560,325
Class R	452,804

Total net assets	$484,450,207

Shares outstanding (unlimited number of shares authorized)
Class A	690,197
Class B	61,778
Class C	254,660
Class I	16,267,647
Class IS	240,049
Class R	16,550

Net asset value per share
Class A	$27.41
Class A — Offering price (based on sales charge of 5.75%)	$29.08
Class B	$26.04
Class C	$26.01
Class I	$27.68
Class IS	$27.33
Class R	$27.36

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $984)	$2,964,934
Income from affiliated issuers	2,301

Total investment income	2,967,235

Expenses
Advisory fee	1,463,924
Distribution Plan expenses
Class A	22,529
Class B	7,823
Class C	30,544
Class IS	8,067
Class R	881
Administrative services fee	236,117
Transfer agent fees	73,022
Trustees’ fees and expenses	5,363
Printing and postage expenses	27,598
Custodian and accounting fees	56,411
Registration and filing fees	56,280
Professional fees	27,817
Other	11,628

Total expenses	2,028,004
Less: Expense reductions	(50)

Net expenses	2,027,954

Net investment income	939,281

Net realized and unrealized gains or losses on investments
Net realized gains on securities in unaffiliated issuers	39,441,870
Net change in unrealized gains or losses on securities in unaffiliated issuers	20,264,135

Net realized and unrealized gains or losses on investments	59,706,005

Net increase in net assets resulting from operations	$60,645,286

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009

Operations
Net investment income		$939,281		$3,587,548
Net realized gains or losses on investments		39,441,870		(148,950,249)
Net change in unrealized gains or losses on investments		20,264,135		125,846,819

Net increase (decrease) in net assets resulting from operations		60,645,286		(19,515,882)

Distributions to shareholders from
Net investment income
Class A		(105,494)		(27,885)
Class C		(3,965)		0
Class I		(3,209,938)		(2,957,101)
Class IS		(30,744)		(17,986)
Class R		(2,162)		(14)
Net realized gains
Class A		0		(610,142)
Class B		0		(157,145)
Class C		0		(320,402)
Class I		0		(37,155,258)
Class IS		0		(617,266)
Class R		0		(752)

Total distributions to shareholders		(3,352,303)		(41,863,951)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	192,120	4,790,046	431,010	8,939,109
Class B	1,922	47,461	12,320	245,758
Class C	53,062	1,278,284	125,077	2,480,261
Class I	812,842	20,918,310	4,801,164	99,295,930
Class IS	347	8,752	518	9,865
Class R	5,813	150,135	11,638	245,553

		27,192,988		111,216,476

Net asset value of shares issued in reinvestment of distributions
Class A	3,479	87,439	32,012	590,345
Class B	0	0	8,330	145,769
Class C	131	3,123	15,607	273,127
Class I	56,561	1,434,394	900,707	16,805,239
Class IS	1,006	25,208	30,375	556,890
Class R	82	2,062	37	683

		1,552,226		18,372,053

Automatic conversion of Class B shares to Class A shares
Class A	1,601	39,689	18,618	387,731
Class B	(1,686)	(39,689)	(19,567)	(387,731)

		0		0

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended March 31, 2010 (unaudited)		Year Ended September 30, 2009

	Shares		Shares

Capital share transactions continued
Payment for shares redeemed
Class A	(135,720)	$(3,505,493)	(186,686)	$(3,909,410)
Class B	(6,974)	(170,596)	(22,428)	(436,097)
Class C	(44,813)	(1,080,723)	(69,650)	(1,337,699)
Class I	(2,640,023)	(68,088,848)	(8,941,013)	(185,070,949)
Class IS	(31,255)	(799,344)	(117,673)	(2,322,342)
Class R	(1,252)	(32,462)	(120)	(2,825)

		(73,677,466)		(193,079,322)

Net decrease in net assets resulting from capital share transactions		(44,932,252)		(63,490,793)

Total increase (decrease) in net assets		12,360,731		(124,870,626)
Net assets
Beginning of period		472,089,476		596,960,102

End of period		$484,450,207		$472,089,476

Undistributed net investment income		$893,677		$3,306,699

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Growth Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I, Class IS and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

annual fee starting at 0.62% and declining to 0.55% as average daily net assets increase. For the six months ended March 31, 2010, the advisory fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended March 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.03% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B, Class C and Class R shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class and the distribution fees for Class R shares are limited to 0.50% of the average daily net assets of Class R shares.

For the six months ended March 31, 2010, EIS received $593 from the sale of Class A shares and $67, $1,544 and $1,299 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $288,665,078 and $320,878,970, respectively, for the six months ended March 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$477,825,835	$0	$0	$477,825,835
Short-term investments	8,001,444	0	0	8,001,444

	$485,827,279	$0	$0	$485,827,279

Further details on the major security types listed above can be found in the Schedule of Investments

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $395,570,866. The gross unrealized appreciation and depreciation on securities based on tax cost was $92,428,702 and $2,172,289, respectively, with a net unrealized appreciation of $90,256,413.

As of September 30, 2009, the Fund had $62,822,731 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2009, the Fund incurred and elected to defer post-October losses of $83,029,073.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended March 31, 2010, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Strategic Large Cap Growth Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Strategic Large Cap Growth.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting were mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

122772 566386 rv6 05/2010

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: May 28, 2010

By:	/s/ Jeremy DePalma

Jeremy DePalma Principal Financial Officer

Date: May 28, 2010